Elevation Series Trust
1700 Broadway, Suite 1850
Denver, CO 80290

July 1, 2024

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Elevation Series Trust (the “Trust”) (File Nos. 333-265972 and 811-23812)

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the Trust hereby certifies the following:

1.	that the form of prospectus and statement of additional information for each series of the Trust as identified in Exhibit A below, that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 17 to the Form N-1A Registration Statement filed by the Company on June 26, 2024, which is the most recent amendment to such registration statement and became effective June 27, 2024; and

2.	that the text of Post-Effective Amendment No. 17 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on June 26, 2024.

Very Truly Yours,

/s/ Chris Moore

Chris Moore

Secretary

Exhibit A

TrueShares Quarterly Bull Hedge ETF

TrueShares Quarterly Bear Hedge ETF